Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Non-capital losses	$ 29,207,964	$ 25,463,223
Financing costs	349,129	733,014
Accrued expenses	4,421	61,845
Intangible assets, net	403,432	496,440
Tax credits	241,270	221,406
Lease liability	7,009	108,525
Deferred tax assets current	30,213,224	27,084,453
Intangible assets, net	0	(57,977)
Property and equipment, net	(2,954)	(98,627)
Lease obligations	(62,686)	(106,029)
Deferred tax assets noncurrent	(65,640)	(262,633)
Net deferred tax asset	30,147,584	26,821,820
Valuation allowance	(30,147,584)	(26,821,820)	$ (22,653,993)
Deferred tax assets, net	$ 0	$ 0